Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

Prepayments and other current assets consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Non-current assets
Non-current Prepayments (1)	40,258	40,158	40,165	6,322

Current assets
Prepayments(3)	106	32,920	31,345	4,934
Advances to suppliers (2)	1,586	3,808	11,593	1,825
Finance receivable (4)	—	—	146,447	23,051
Other receivable (5)	17,414	95,917	95,666	15,058
Less: Allowance for doubtful accounts	(60)	(60)	(4,140)	(651)
	19,046	132,585	280,911	44,217

(1)	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.

(2)	This amount represents interest-free payments to suppliers associated with contracts the Company enters into for the future scheduled delivery of corn seeds. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to placing the advance. To date, the Company has not experienced any loss on advances to suppliers.

(3)	The amount consists of RMB9.5 million (US$1.5 million) of prepayment of short-term debt financing costs which will be amortized over the term of the debt period, RMB4.8 million (US$0.8 million) property management fee and RMB5.3 million (US$0.8) prepayment of investment in Xinjiang production base and Zhuhai sweet corn business.

(4)	This amount represents individual impaired loans in PGG Wrightson. As part of the sale of the Company’s finance subsidiary PWF to Heartland Building Society, certain excluded loans were acquired by the Company’s wholly owned subsidiary PGW Rural Capital Limited.

(5)	This amount mainly represents merchandise rebates from suppliers.

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Movements in allowance for doubtful accounts:
Balance at the beginning of the year	(1,125)	(1,723)	(60)	(60)	(9)
Provision for doubtful accounts	(598)	—	—	(4,080)	(642)
Decrease due to disposal of P3A	—	1,663	—	—	—
Balance at the end of the year	(1,723)	(60)	(60)	(4,140)	(651)